Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.50	$ 0.50
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	179,363,660	178,591,254
Treasury stock, shares	2,819,569	1,837,984